Schedule I: Financial Information of Aetna Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2015
Parent [Line Items]
Schedule I: Financial Information of Aetna Inc. (Parent Company Only)
Schedule I - Financial Information of Aetna Inc.

Aetna Inc. (Parent Company Only)
Statements of Income

	For the Years Ended December 31,
(Millions)	2015	2014	2013
Other revenue (1)	$109.6	—	—
Net investment income	.2	.6	3.1
Net realized capital gains	.1	28.1	2.8
Total revenue	109.9	28.7	5.9
Operating expenses	188.2	279.1	142.7
Interest expense	337.5	298.2	312.3
Loss on early extinguishment of long-term debt	—	181.2	—
Total expenses	525.7	758.5	455.0
Loss before income tax benefit and equity in earnings of affiliates, net	(415.8)	(729.8)	(449.1)
Income tax benefit	93.0	247.9	142.3
Equity in earnings of affiliates, net (2)	2,713.0	2,522.7	2,220.4
Net income attributable to Aetna	$2,390.2	$2,040.8	$1,913.6

(1)
In the year ended December 31, 2015, other revenue includes litigation-related proceeds, net of legal costs. Refer to Note 20 of Notes to Consolidated Financial Statements beginning on page 143 of the Annual Report for additional information.

(2)	Includes after-tax amortization of other acquired intangible assets of $166.0 million, $158.2 million and $139.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Comprehensive Income

	For the Years Ended December 31,
(Millions)	2015	2014	2013
Net income attributable to Aetna	$2,390.2	$2,040.8	$1,913.6
Other comprehensive income (loss), net of tax:
Previously impaired debt securities: (1)
Net unrealized (losses) gains
($(69.4), $1.4 and $(72.6) pretax)	(45.1)	.9	(47.2)
Less: reclassification of (losses) gains to earnings
($(44.4), $.3 and $(37.1) pretax)	(28.9)	.2	(24.1)
Total previously impaired debt securities (1)	(16.2)	.7	(23.1)
All other securities:
Net unrealized (losses) gains
($(489.7), $364.5 and $(803.2) pretax)	(318.3)	236.9	(522.1)
Less: reclassification of losses to earnings
($(96.5), $(6.6) and $(36.5) pretax)	(62.7)	(4.3)	(23.7)
Total all other securities	(255.6)	241.2	(498.4)
Foreign currency and derivatives:
Net unrealized (losses) gains
($(26.0), $(90.2) and $40.6 pretax)	(16.9)	(58.6)	26.4
Less: reclassification of (losses) gains to earnings
($(5.8), $4.2 and $(5.4) pretax)	(3.8)	2.7	(3.5)
Total foreign currency and derivatives	(13.1)	(61.3)	29.9
Pension and other postretirement employee benefit (“OPEB”) plans:
Unrealized net actuarial gains (losses) arising during the period
($41.4, $(739.4) and $869.3 pretax)	26.9	(480.6)	565.1
Less: Pension settlement charge (2)
($(111.6) pretax)	—	(72.5)	—
Less: Amortization of net actuarial losses
($(64.1), $(47.6) and $(77.7) pretax)	(41.7)	(31.0)	(50.5)
Less: Amortization of prior service credit
($4.1, $4.0 and $4.1 pretax)	2.7	2.7	2.7
Total pension and OPEB plans	65.9	(379.8)	612.9
Other comprehensive (loss) income	(219.0)	(199.2)	121.3
Comprehensive income attributable to Aetna	$2,171.2	$1,841.6	$2,034.9

(1)
Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.

(2)
During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan. We did not record any non-cash pension settlement charges during 2015 or 2013. Refer to Note 12 of Notes to Consolidated Financial Statements beginning on page 118 of the Annual Report for additional information on the pension settlement charge.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Balance Sheets

	At December 31,
(Millions)	2015	2014
Assets:
Current assets:
Cash and cash equivalents	$175.6	$17.8
Investments	.4	66.3
Other receivables, net	97.8	—
Income taxes receivable	34.4	130.2
Deferred income taxes	—	70.7
Other current assets	201.5	112.0
Total current assets	509.7	397.0
Investment in affiliates (1)	23,235.7	22,549.9
Long-term investments	19.2	—
Deferred income taxes	270.3	258.3
Other long-term assets	125.8	48.2
Total assets	$24,160.7	$23,253.4

Liabilities and shareholders' equity:
Current liabilities:
Short-term debt	$—	$500.0
Accrued expenses and other current liabilities	625.8	718.6
Total current liabilities	625.8	1,218.6
Long-term debt	6,750.7	6,745.1
Employee benefit liabilities	552.7	690.8
Income taxes payable	5.9	4.7
Other long-term liabilities	47.0	42.4
Total liabilities	7,982.1	8,701.6
Shareholders' equity:
Common stock ($.01 par value; 2.5 billion shares authorized and 349.5 million shares issued and outstanding in 2015; 2.6 billion shares authorized and 349.8 million shares issued and
outstanding in 2014) and additional paid-in capital	4,647.2	4,542.2
Retained earnings	12,797.4	11,051.7
Accumulated other comprehensive loss	(1,330.3)	(1,111.3)
Total Aetna shareholders' equity	16,114.3	14,482.6
Non-controlling interests	64.3	69.2
Total equity	16,178.6	14,551.8
Total liabilities and equity	$24,160.7	$23,253.4

(1)	Includes goodwill and other acquired intangible assets of $12.3 billion and $12.6 billion at December 31, 2015 and 2014, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Shareholders' Equity

		Attributable to Aetna
(Millions)	Number of Common Shares Outstanding	Common Stock and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Aetna Shareholders' Equity	Non-Controlling Interests	Total Equity
Balance at December 31, 2012	327.6	$1,095.3	$10,343.9	$(1,033.4)	$10,405.8	$23.4	$10,429.2
Net income (loss)	—	—	1,913.6	—	1,913.6	(1.7)	1,911.9
Other (decreases) increases in non-
controlling interests	—	(8.7)	—	—	(8.7)	31.0	22.3
Other comprehensive income	—	—	—	121.3	121.3	—	121.3
Common shares issued to
acquire Coventry	52.2	3,064.6	—	—	3,064.6	—	3,064.6
Common shares issued for benefit plans,
including tax benefits, net of
employee tax withholdings	5.4	231.2	—	—	231.2	—	231.2
Repurchases of common shares	(23.0)	(.2)	(1,407.5)	—	(1,407.7)	—	(1,407.7)
Dividends declared	—	—	(294.6)	—	(294.6)	—	(294.6)
Balance at December 31, 2013	362.2	4,382.2	10,555.4	(912.1)	14,025.5	52.7	14,078.2
Net income	—	—	2,040.8	—	2,040.8	4.4	2,045.2
Other increases in non-
controlling interests	—	—	—	—	—	12.1	12.1
Other comprehensive loss	—	—	—	(199.2)	(199.2)	—	(199.2)
Common shares issued for benefit plans,
including tax benefits, net of
employee tax withholdings	3.5	160.1	—	—	160.1	—	160.1
Repurchases of common shares	(15.9)	(.1)	(1,218.0)	—	(1,218.1)	—	(1,218.1)
Dividends declared	—	—	(326.5)	—	(326.5)	—	(326.5)
Balance at December 31, 2014	349.8	4,542.2	11,051.7	(1,111.3)	14,482.6	69.2	14,551.8
Net income	—	—	2,390.2	—	2,390.2	4.4	2,394.6
Other increases in
non-controlling interests	—	—	—	—	—	(9.3)	(9.3)
Other comprehensive loss	—	—	—	(219.0)	(219.0)	—	(219.0)
Common shares issued for benefit plans,
including tax benefits, net of
employee tax withholdings	2.7	105.1	—	—	105.1	—	105.1
Repurchases of common shares	(3.0)	(.1)	(296.2)	—	(296.3)	—	(296.3)
Dividends declared	—	—	(348.3)	—	(348.3)	—	(348.3)
Balance at December 31, 2015	349.5	$4,647.2	$12,797.4	$(1,330.3)	$16,114.3	$64.3	$16,178.6

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Cash Flows

	For the Years Ended December 31,
(Millions)	2015	2014	2013
Cash flows from operating activities:
Net income attributable to Aetna	$2,390.2	$2,040.8	$1,913.6
Adjustments to reconcile net income including non-controlling interests to net cash (used for) provided by operating activities:
Loss on early extinguishment of long-term debt	—	181.2	—
Pension settlement charge	—	111.6	—
Equity earnings of affiliates, net (1)	(2,713.0)	(2,522.7)	(2,220.4)
Stock-based compensation expense	180.6	163.8	127.1
Net realized capital gains	(.1)	(28.1)	(2.8)
Net change in other assets and other liabilities	(239.0)	132.1	(65.5)
Net cash (used for) provided by operating activities	(381.3)	78.7	(248.0)
Cash flows from investing activities:
Proceeds from sales and maturities of investments	66.0	18.0	701.5
Cost of investments	—	(86.3)	(532.0)
Dividends received from affiliates, net	1,733.3	895.1	2,625.0
Cash used for acquisitions (2)	—	—	(3,014.3)
Net cash provided by (used for) investing activities	1,799.3	826.8	(219.8)
Cash flows from financing activities:
Repayment of long-term debt	—	(1,422.7)	—
Issuance of long-term debt	—	1,482.4	—
Net issuance (repayment) of short-term debt	(500.0)	500.0	—
Common shares issued under benefit plans, net	(143.2)	(60.3)	11.8
Stock-based compensation tax benefits	53.3	41.3	83.4
Common shares repurchased	(296.3)	(1,218.1)	(1,407.7)
Collateral (paid) received on interest rate swaps	(25.3)	(77.3)	39.9
Dividends paid to shareholders	(348.7)	(320.6)	(278.7)
Net cash used for financing activities	(1,260.2)	(1,075.3)	(1,551.3)
Net increase (decrease) in cash and cash equivalents	157.8	(169.8)	(2,019.1)
Cash and cash equivalents, beginning of period	17.8	187.6	2,206.7
Cash and cash equivalents, end of period	$175.6	$17.8	$187.6
Supplemental cash flow information:
Interest paid	$275.5	$286.1	$301.4
Income taxes refunded	281.7	198.2	294.0

(1)	Includes after-tax amortization of other acquired intangible assets of $166.0 million, $158.2 million and $139.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)	Represents parent company cash used primarily for the Coventry acquisition in 2013.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Notes to Financial Statements

1. Organization

The financial statements reflect financial information for Aetna Inc. (a Pennsylvania corporation) only (the “Parent Company”). The financial information presented herein includes the balance sheet of the Parent Company as of December 31, 2015 and 2014 and the related statements of income, comprehensive income, shareholders' equity and cash flows for the years ended December 31, 2015, 2014 and 2013. The accompanying financial statements should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report.

2. Summary of Significant Accounting Policies

Refer to Note 2 of Notes to Consolidated Financial Statements, beginning on page 88 of the Annual Report, for the summary of significant accounting policies.

3. Dividends

Gross cash dividends received from subsidiaries and included in net cash provided by investing activities in the Statements of Cash Flows were $2.2 billion, $1.5 billion and $2.5 billion in 2015, 2014 and 2013, respectively.

4. Acquisitions and Dispositions

Refer to Note 3 of Notes to Consolidated Financial Statements, on page 99 of the Annual Report, for a description of acquisitions and dispositions.

5. Other Comprehensive Income (Loss)

Refer to Note 10 of Notes to Consolidated Financial Statements, beginning on page 110 of the Annual Report, for a description of accumulated other comprehensive income (loss).

6. Debt

Long-term debt on the Parent Company Only balance sheet excludes long-term debt of a subsidiary. That debt was acquired in the Coventry acquisition. Refer to Note 15 of Notes to Consolidated Financial Statements, on page 131 of the Annual Report, for a description of the Parent Company's consolidated total debt.